Going Concern (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Going Concern [Abstract]
Revenues	$ 159,588
Net loss	2,159,938	$ 9,100,686
Net cash used in operations	1,493,658	5,794,792
Working capital deficit	3,612,721	2,874,735
Stockholders deficit	2,488,880	694,933
Accumulated deficit	$ 24,438,861	22,278,923
Revenues		$ 265,747